Intangible Assets, Net (Details) - Schedule of Estimated Amortization Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated Amortization Expenses [Abstract]
2024	$ 167,883
2025	73,581
2026	72,713
2027	72,634
2028	72,634
Thereafter	175,210
Intangible assets, net	$ 634,655	$ 855,112